Cost of Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Cost of Revenue [Abstract]
Schedule of Cost of Revenue	Cost of revenue primarily consists of expenses for consultants directly involved in the delivery of services to customers.
	2023	2022	2021
	EUR	EUR	EUR
Cost of revenue	100,877	90,270	110,588